Condensed Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Net Investment [Member]	Retained Earnings [Member]	Retirement Benefit Adjustments, net of tax [Member]	Foreign Currency Translation Adjustments [Member]
Balance, Shares at Sep. 30, 2011		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total Stockholders' Equity	$ 1,284.0	$ 0.3	$ 1,271.3	$ 0	$ 25.8	$ (11.6)	$ (1.8)
Net Earnings	39.1			13.3	25.8
Separation related adjustments	(190.0)			(181.8)		(7.2)	(1.0)
Adjustments to Additional Paid in Capital, Other	0		1,269.8	1,269.8
Issuance of Common Stock at Spin-off		0.3	(0.3)
Issuance of Common Stock at Spin-Off, Shares		34.4
Stock-based compensation expense	1.8		1.8
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	0.2
Foreign currency translation adjustments	$ (1.8)						$ (1.8)
Balance, Shares at Jun. 30, 2012		34.4